Reinsurance Assets - Summary of Reinsurance Assets Relating to Non-life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 18,910	€ 20,253
Ending balance	20,992	18,910
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	1,144	1,376
Gross premium and deposits – existing and new business	129	97
Unwind of discount / interest credited	83	87
Insurance liabilities released	(113)	(191)
Changes in unearned premiums	(75)	(38)
Incurred related to current year	91	20
Incurred related to prior years	49	32
Release for claims settled current year	(29)	(24)
Release for claims settled prior years	(108)	(130)
Change in IBNR	1	4
Net exchange differences	84	(103)
Other movements	(11)	13
Ending balance	€ 1,245	€ 1,144